Trade and Other Receivables (Tables)	6 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Debt [Table Text Block]
	December 31, 2016	June 30, 2016
	(Unaudited)	(Audited)
Notes receivable	1,077,161	438,314
Trade receivables	65,245,709	57,978,341
Less: Allowance for doubtful accounts	(9,504,042)	(7,852,062)
Trade receivables – net	55,741,667	50,126,279
Other receivables	55,115,581	53,799,508
Prepayments and deposits	7,294,075	11,864,800

	$119,228,484	$116,228,901

Schedule Of Age Analysis Of Trade And Other Receivables [Table Text Block]
Age analysis of trade and other receivables:

	December 31, 2016	June 30, 2016
	(Unaudited)	(Audited)
Within 3 months	$16,328,585	$11,693,858
From 3 to 6 months	13,027,682	13,267,620
Past due over 6 months	89,872,217	91,267,423

	$119,228,484	$116,228,901